Merger by Absorption Between Telecom Argentina and Cablevision S.A. - Business Combination (Details) - Cablevision Holding S.A. $ in Billions	Jan. 01, 2018 ARS ($)
Major ordinary share transactions
Consideration
Consideration paid, fair value of shares issued	$ 132
Purchases of assets
Net identifiable assets acquired
Net identifiable assets acquired	74
Property, plant and equipment	63
Intangible assets acquired	40
Customer Relationship recognized	10
Trademarks recognized	9
Licenses recognized	21
Deferred income tax liability recognized due to the higher value assigned to net identifiable assets	17
Noncontrolling interest	1
Goodwill	$ 59